Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cash and cash equivalents	€ 12,445	€ 30,018	€ 17,234	€ 39,338
Cash burned	€ 17,600